OTHER TAXES PAYABLE - Schedule of Other Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other taxes [line items]
Other tax payable	R$ 913,729	R$ 683,109
Current	760,041	536,220
Non-Current	153,688	146,889
Tax debts installments [member]
Disclosure of other taxes [line items]
Other tax payable	208,760	200,664
ICMS [member]
Disclosure of other taxes [line items]
Other tax payable	271,688	278,351
COFINS [member]
Disclosure of other taxes [line items]
Other tax payable	246,501	88,214
PIS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	43,524	15,082
Social Security Charges [Member]
Disclosure of other taxes [line items]
Other tax payable	42,186	34,215
IRRF [Member]
Disclosure of other taxes [line items]
Other tax payable	14,553	11,024
Other [member]
Disclosure of other taxes [line items]
Other tax payable	R$ 86,517	R$ 55,559